Operating Expenses by Nature - Schedule of operating expenses by nature - payroll related wages and benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Expenses by nature [abstract]
General and administrative related wages and benefits	$ 12,202	$ 17,975
Marketing and promotion related share-based compensation	5,625	6,162
Research and development related wages and benefits	2,717	1,212
Total operating expense related wages and benefits	20,544	25,349
Wages and benefits capitalized to inventory	21,128	10,905
Total wages and benefits	$ 41,672	$ 36,254